Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Research and Development incentives receivables
Non-current R&D incentives receivables	€ 132,729	€ 141,252
Current R&D incentives receivables	39,882	37,436
Total R&D incentives receivables	€ 172,611	€ 178,688